Financial Assets and Liabilities - Summary of Non-current Borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	R$ 20,459,008	R$ 17,785,554
1 - 2 years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	2,113,502	2,087,933
25 to 36 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	1,310,790	2,188,717
37 to 48 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	1,201,227	1,334,529
49 to 60 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	2,429,146	1,051,146
61 to 72 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	5,783,465	1,762,197
73 to 84 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	2,332,961	4,914,452
85 to 96 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	475,964	429,244
Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	R$ 4,811,953	R$ 4,017,336